Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,069,544.00
Previously Paid Amount	2,893.59
Total Fee Amount	21,903.95
Total Offset Amount	0.00
Net Fee	$ 19,010.36